Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Non-interest bearing long-term loan payable	$ 4,769	$ 3,981
Long-term liabilities	$ 832